FVM - Valuation adjustments: Deferred day-1 P&L (Detail) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Deferred Day-1 Profit Or Loss [Line Items]
Reserve balance at the beginning of the period	$ 399	$ 422	$ 425	$ 422	$ 418
Profit / (loss) deferred on new transactions	71	91	86	162	161
(Profit) / loss recognized in the income statement	(75)	(113)	(58)	(188)	(127)
Foreign currency translation	(1)	0	(1)	(1)	(1)
Reserve balance at the end of the period	$ 396	$ 399	$ 451	$ 396	$ 451